Accrued and other liabilities (Tables)	12 Months Ended
Dec. 31, 2011
Accrued and other liabilities [Abstract]
Accrued and other liabilities

As of December 31 (in thousands)	2011 EUR	2010 EUR

Deferred revenue	816,045	543,145
Costs to be paid	260,651	270,836
Deposits from customers	-	150,000
Down payments from customers	1,057,046	675,636
Personnel related items	212,059	177,025
Derivative instruments	40,359	34,898
Standard warranty reserve	43,273	37,965
Other	2,313	2,314

Accrued and other liabilities	2,431,746	1,891,819
Less: non-current portion of accrued and other liabilities [1]	663,099	373,070

Current portion of accrued and other liabilities	1,768,647	1,518,749

1	The main part of the non-current portion of accrued and other liabilities relates to down payments received from customers regarding future shipments of EUV systems.

Changes in standard warranty reserve

(in thousands)	2011 EUR	2010 EUR

Balance, January 1	37,965	23,208
Additions of the year	61,279	46,467
Utilization of the reserve	(26,968)	(14,325)
Release of the reserve	(29,415)	(18,480)
Effect of exchange rates	412	1,095

Standard warranty reserve	43,273	37,965